REVENUE - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 178,453	$ 365,547
Revenue recognized when services are performed or assets are sold
Disaggregation of Revenue [Line Items]
Revenue	157,855	332,084
Revenue related to technology platforms and professional services
Disaggregation of Revenue [Line Items]
Revenue	14,043	17,178
Reimbursable expenses revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 6,555	$ 16,285